Commitments and Contingencies - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Contingent Liabilities [Line Items]
Guarantees	€ 128,083	€ 112,381
Secured Guarantees
Disclosure Of Contingent Liabilities [Line Items]
Guarantees	4,696	4,707
Credit Institutions and Insurance Companies
Disclosure Of Contingent Liabilities [Line Items]
Guarantees	58,166	51,968
Mandatory Bonds for VAT Reimbursement
Disclosure Of Contingent Liabilities [Line Items]
Other residual guarantees	23,386
Unicredit AG on Behalf of Balda Medical Gmbh
Disclosure Of Contingent Liabilities [Line Items]
Commitments and risks assumed	15,000	15,000
Nordea Bank on Behalf of SVM Group Denmark A/S
Disclosure Of Contingent Liabilities [Line Items]
Commitments and risks assumed	€ 26,835	€ 26,895